Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

NOTE 10 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital consists of 125,000,000 shares, of which 100,000,000 shares are designated as shares of common stock, par value $0.001 per share, and 25,000,000 shares are designated as shares of preferred stock, par value $0.001 per share. No shares of preferred stock are currently outstanding. Shares of preferred stock may be issued in one or more series, each series to be appropriately designated by a distinguishing letter or title, prior to the issuance of any shares thereof. The voting powers, designations, preferences, limitations, restrictions, relative, participating, options and other rights, and the qualifications, limitations, or restrictions thereof, of the preferred stock are to be determined by the Board of Directors before the issuance of any shares of preferred stock in such series.

Common stock issued for cash

During the year ended December 31, 2019 and the nine-month period ended December 31, 2018, the Company completed a private placements of shares at prices ranging from $.10 to $0.50 per share. A total of $2,926,375 was received, including $2,090,375 in 2019 for shares issued in 2019, $530,000 in 2019 for shares subscribed, and $306,000 in 2018 for shares issued in 2019.

The Company agreed to issue a total 12,011,269 shares in the private placements, of which 6,942,750 shares were issued through December 31, 2019, and 5,068,519 shares are included in shares to be issued on the accompanying financial statements.